Deposits	12 Months Ended
Dec. 31, 2012
Deposits
NOTE 7.	Deposits:

Deposits are summarized as follows as of December 31:

(Dollars in thousands)	2012	2011
Demand deposits	$74,132	$64,356
Savings	190,467	152,590
N.O.W.	248,330	209,150
Money market	82,608	40,503
Time deposits	353,804	336,424

	$949,341	$803,023

The following is a summary of maturities of time deposits as of December 31, 2012:

(Dollars in thousands)
2013	$210,349
2014	55,133
2015	41,183
2016	24,659
2017	22,480

Total	$353,804

Interest expense by major category of interest-bearing deposits is summarized as follows for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Time deposits	$3,762	$5,044	$5,869
N.O.W.	209	261	227
Money market	137	164	173
Savings	273	302	365

	$4,381	$5,771	$6,634

Deposits from related parties held by the Bank as of December 31, 2012 and 2011 amounted to $4.2 million and $3.4 million, respectively.

As of December 31, 2012 and 2011, time deposits include $183.6 million and $153.8 million, respectively, of certificates of deposit with a minimum balance of $100 thousand. Generally, deposits in excess of $250 thousand are not federally insured.

The aggregate amount of brokered time deposits as of December 31, 2012 and 2011 was $25 million and $5 million, respectively. Brokered time deposits are not included in time deposits accounts in denominations of $100 thousand or more above.